Balance Sheets (Parenthetical) - $ / shares	Aug. 31, 2017	Feb. 24, 2017	Aug. 31, 2016	Jan. 09, 2008
Stockholders' deficit
Common Stock, Par Value Per Share	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000,000		75,000,000	75,000
Common Stock, Shares Issued	23,977,264	1,632,264	22,170,000
Common Stock, Shares Outstanding	23,977,264		22,170,000